Commitments, Guarantees, Concentrations and Contingencies - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 22,287
2023	22,537
2024	21,749
2025	20,494
2026	19,380
Thereafter	60,948
Total	167,395
Less: imputed interest	(28,601)
Lease liabilities	138,794	$ 139,796
Finance Leases
2022	959
2023	964
2024	968
2025	1,038
2026	1,060
Thereafter	14,053
Total	19,042
Less: imputed interest	(4,868)
Lease liabilities	$ 14,174	$ 14,693